Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

SUPPLEMENT DATED NOVEMBER 13, 2018 TO PROSPECTUS AND SAI EACH DATED JULY 31, 2018, AS SUPPLEMENTED

1.
For the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”), the name of the “ICE BofAML 1-3 Year US Municipal Securities Index,” one the Fund’s broad-based securities market indexes, was misidentified as the “ICE BofAML 1-3 Year US General Obligation Municipal Securities Index.” All references to the “ICE BofAML 1-3 Year US General Obligation Municipal Securities Index” in the Prospectus and SAI are hereby deleted and replaced with “ICE BofAML 1-3 Year US Municipal Securities Index.” Other than this change, the information for the Tax-Advantaged Ultra-Short Fixed Income Fund in the Prospectus and SAI is unchanged.

NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

SUPPLEMENT DATED NOVEMBER 13, 2018 TO PROSPECTUS AND SAI EACH DATED JULY 31, 2018, AS SUPPLEMENTED

1.
For the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”), the name of the “ICE BofAML 1-3 Year US Municipal Securities Index,” one the Fund’s broad-based securities market indexes, was misidentified as the “ICE BofAML 1-3 Year US General Obligation Municipal Securities Index.” All references to the “ICE BofAML 1-3 Year US General Obligation Municipal Securities Index” in the Prospectus and SAI are hereby deleted and replaced with “ICE BofAML 1-3 Year US Municipal Securities Index.” Other than this change, the information for the Tax-Advantaged Ultra-Short Fixed Income Fund in the Prospectus and SAI is unchanged.